Loan Delinquency and Non-Accrual Loans (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)		Mar. 31, 2022 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		₨ 17,418,092.4		$ 211,924.7		₨ 14,409,544.0
Finance receivable on non-accrual status		200,708.8		2,442.0		197,269.5
Retail Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		11,506,580.3		139,999.7		9,310,534.7
Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,221,097.6		14,857.0		1,042,793.0
Finance receivable on non-accrual status		15,941.6				20,441.6
Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		2,782,828.5		33,858.5		2,341,971.8
Finance receivable on non-accrual status		22,770.1				28,057.5
Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,378,625.2		41,107.5		2,617,087.1
Finance receivable on non-accrual status		43,937.8				35,820.2
Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,285,887.8		15,645.3		951,066.0
Finance receivable on non-accrual status		21,823.8				25,091.5
Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,020,901.6		12,421.2		830,882.4
Finance receivable on non-accrual status		5,900.3				6,478.4
Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		1,817,239.6		22,110.2		1,526,734.4
Finance receivable on non-accrual status		56,822.9				49,459.2
Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,911,512.1		71,925.0		5,099,009.3
Finance receivable on non-accrual status		33,512.3				31,921.1
Financing Receivable, 31 to 90 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		100,768.4		1,226.0		102,237.7
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,738.3				6,536.5
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		20,871.1				27,433.8
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		21,241.0				18,242.9
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		15,089.3				20,263.0
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,916.0				3,296.3
Financing Receivable, 31 to 90 Days Past Due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		30,007.7				18,009.8
Financing Receivable, 31 to 90 Days Past Due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		3,905.0				8,455.4
Non-accrual/ 91 days or more past due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		200,708.8		2,442.0		197,269.5
Non-accrual/ 91 days or more past due | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		15,941.6				20,441.6
Non-accrual/ 91 days or more past due | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		22,770.1				28,057.5
Non-accrual/ 91 days or more past due | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		43,937.8				35,820.2
Non-accrual/ 91 days or more past due | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		21,823.8				25,091.5
Non-accrual/ 91 days or more past due | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		5,900.3				6,478.4
Non-accrual/ 91 days or more past due | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		56,822.9				49,459.2
Non-accrual/ 91 days or more past due | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans		33,512.3				31,921.1
Total current
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	17,116,615.2	[1]	$ 208,256.7	[1]	14,110,036.8	[3]
Total current | Retail Loans | Auto loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,199,417.7	[1]			1,015,814.9	[3]
Total current | Retail Loans | Personal loans/Credit card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	2,739,187.3	[1]			2,286,480.5	[3]
Total current | Retail Loans | Retail Business Banking
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	3,313,446.4	[1]			2,563,024.0	[3]
Total current | Retail Loans | Commercial vehicle and construction equipment finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,248,974.7	[1]			905,711.5	[3]
Total current | Retail Loans | Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,011,085.3	[1]			821,107.7	[3]
Total current | Retail Loans | Other Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	1,730,409.0	[1]			1,459,265.4	[3]
Total current | Wholesale loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	[2]	₨ 5,874,094.8	[1]			₨ 5,058,632.8	[3]

[1]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 31.8 billion.
[2]	Loans up to 30 days past due are considered current.
[3]	Includes crop-related agricultural loans with days past due less than 366 as they are not considered as non-performing of Rs. 34.2 billion.